Trade and Other Receivables - Changes in the allowance for doubtful accounts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ 215,868	₩ 173,583	₩ 71,985
Effect of change in accounting policy	0	6,641
Loss allowance as at January 1 under IFRS 9	215,868	180,224
Changes in allowance account for credit losses of financial assets
Bad debt expense	29,221	41,498	126,714
Write-off	(10,106)	(7,696)	(32,995)
Reversal	(41,940)	(1,726)	0
Others	19,716	3,568	7,879
Ending balance	212,759	215,868	173,583
Other receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	104,726	78,008	87,661
Effect of change in accounting policy	0	128
Loss allowance as at January 1 under IFRS 9	104,726	78,136
Changes in allowance account for credit losses of financial assets
Bad debt expense	19,206	17,817	1,778
Write-off	(1,146)	(244)	(3,129)
Reversal	0	(143)	(2,166)
Others	(8,631)	9,160	(6,136)
Ending balance	₩ 114,155	₩ 104,726	₩ 78,008